Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of leased and owned assets

		€ million	€ million
Property, plant and equipment		2019	2018
Owned assets	10A	10,249	10,214
Leased assets	10B	1,813	1,874
Total		12,062	12,088

Summary of Movements in Property, Plant and Equipment

Movements during 2019	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2019	4,386	15,216	19,602
Additions through business combinations	7	28	35
Additions	175	1,141	1,316
Disposal s	(72)	(649)	(721)
Hyperinflationary adjustment	(3)	(28)	(31)
Reclassification as held for sale	(63)	(116)	(179)
Currency retranslation	68	252	320

31 December 201 9	4,498	15,844	20,342

Accumulated depreciation
1 January 201 9	(1,390)	(7,998)	(9,388)
Depreciation charge for the year	(134)	(1,022)	(1,156)
Disposals	28	456	484
Hyperinflationary adjustment	5	30	35
Reclassification as held for sale	38	81	119
Currency retranslation	(26)	(161)	(187)

31 December 201 9	(1,479)	(8,614)	(10,093)

Net book value 31 December 201 9 (a)	3,019	7,230	10,249

Includes capital expenditures for assets under construction	78	872	950

The Group has commitments to purchase property, plant and equipment of €264 million (2018: €324 million).

Movements during 2018 (Restated) (b)	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2018	4,256	14,811	19,067
Hyperinflation restatement to 1 January 2018	37	182	219
Additions through business combinations	11	31	42
Additions	236	1,087	1,323
Disposal s	(97)	(585)	(682)
Hyperinflationary adjustment	49	93	142
Reclassification as held for sale	(17)	(54)	(71)
Currency retranslation	(89)	(349)	(438)

31 December 2018	4,386	15,216	19,602

Accumulated depreciation
1 January 2018	(1,345)	(7,450)	(8,795)
Hyperinflation restatement to 1 January 2018	(10)	(106)	(116)
Depreciation charge for the year	(115)	(1,062)	(1,177)
Disposals	63	514	577
Hyperinflationary adjustment	(7)	(53)	(60)
Reclassification as held for sale	10	33	43
Currency retranslation	14	126	140

31 December 2018	(1,390)	(7,998)	(9,388)

Net book value 31 December 2018 (a)	2,996	7,218	10,214

Includes capital expenditures for assets under construction	130	956	1,086

(a)	Includes € 319 million (2018: € 302 million) of freehold land.
(b)	Restated following adoption of IFRS 16. Finance leases previously capitalised as p roperty, plant, and equipment are now included within l eased assets, refer to note 10B .

Summary of Detailed Information Of Movement Of Leases

Movements during 2019	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2019	2,770	816	3,586
Additions	278	174	452
Disposals	(240)	(180)	(420)
Hyperinflationary adjustment	23	—	23
Currency retranslation	43	17	60

31 December 2019	2,874	827	3,701

Accumulated depreciation
1 January 2019	(1,241)	(471)	(1,712)
Depreciation charge for the year	(297)	(159)	(456)
Disposals	154	150	304
Hyperinflationary adjustment	9	—	9
Currency retranslation	(22)	(11)	(33)

31 December 2019	(1,397)	(491)	(1,888)

Net book value 31 December 2019	1,477	336	1,813

Movements during 2018 (Restated) (a)	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2018	2,880	799	3,679
Additions	250	171	421
Disposals	(310)	(141)	(451)
Currency retranslation	(50)	(13)	(63)

31 December 2018	2,770	816	3,586

Accumulated depreciation
1 January 2018	(1,275)	(407)	(1,682)
Depreciation charge for the year	(300)	(183)	(483)
Disposals	307	114	421
Currency retranslation	27	5	32

31 December 2018	(1,241)	(471)	(1,712)

Net book value 31 December 2018	1,529	345	1,874

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.